Contingencies (Details) (CAD) In Billions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Subsidiary
Contingencies (Textual) [Abstract]
Number of subsidiaries sued by KS Centoco Ltd	2
Amount related to damages	3.5
KS Centoco Ltd [Member]
Percentage of equity interest owned by company	23.00%
Percentage of equity interest owned by third party	77.00%
MST Automotive Inc [Member]
Percentage of equity interest owned by company	77.00%
Percentage of equity interest owned by third party	23.00%